Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 208,466	$ (150,581)	$ 27,222
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	120,459	126,821	127,278
Amortization of deferred dry-docking costs and leasehold improvements	19,246	16,432	9,822
Amortization of deferred finance costs	4,052	3,246	3,782
Amortization of Right of use assets for finance lease	1,116	0	0
Amortization of revenue escalation	(2,004)	0	0
Interest expense on long term receivable, net	(403)	(32)	1,932
Change in fair value of derivative instruments	(5,923)	(12,054)	8,121
Loss on sale of vessels	440	5,817	6,451
Impairment charges	0	86,368	28,776
Payments for dry-docking	(29,445)	(27,157)	(16,291)
Proceeds from swaps terminations	16,195	0	0
(Increase) Decrease in:
Receivables and other, net	(35,238)	(1,327)	19,659
Margin deposits	1,579	304	(6,153)
Inventories	(3,299)	(1,105)	(8,781)
Prepaid insurance and other	(4,957)	(445)	(521)
Capitalized voyage expenses	(65)	(238)	(1,096)
Increase (Decrease) in:
Payables and other	(27,064)	23,365	14,981
Accrued liabilities	8,345	(12,700)	(10,322)
Unearned revenue	17,029	(3,603)	556
Net Cash provided by Operating Activities	288,529	53,111	205,416
Cash Flows from Investing Activities:
Advances for vessels under construction	(31,809)	(55,605)	(39,671)
Vessel acquisitions and/or improvements	(301,560)	(5,623)	(148,569)
Proceeds from sale of vessels	31,555	53,224	93,627
Net Cash used in Investing Activities	(301,814)	(8,004)	(94,613)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities	701,105	189,758	348,903
Financing costs	(6,296)	(1,270)	(2,964)
Payments of long-term debt and other financial liabilities	(494,171)	(318,904)	(383,660)
Payments on principal portion of financial liabilities	(2,933)	0	0
Purchase of treasury stock	0	(168)	(9,834)
Redemption of Series C preferred shares	0	0	(50,000)
Redemption of Series B preferred shares	(2,500)	0	0
Proceeds from stock issuance program, net	43,841	53,476	3,461
Proceeds from preferred stock issuance, net	192	23,741	0
Cash dividends	(43,711)	(36,314)	(46,708)
Capital contribution from non-controlling interest to subsidiary	0	0	4,000
Net Cash provided by (used in) Financing Activities	195,527	(89,681)	(136,802)
Net increase (decrease) in cash and cash equivalents and restricted cash	182,242	(44,574)	(25,999)
Cash and cash equivalents and restricted cash at beginning of period	127,197	171,771	197,770
Cash and cash equivalents and restricted cash at end of period	309,439	127,197	171,771
Interest paid
Cash paid for interest, net of amounts capitalized	48,946	40,840	53,813
Current Assets:
Cash and cash equivalents	304,367	117,192	160,475
Restricted cash	5,072	10,005	11,296
Total cash and cash equivalents and restricted cash	$ 309,439	$ 127,197	$ 171,771